Commitments, Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases, at Rates in Effect

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2013, were as follows:

$ in thousands
Year ending December 31:
2014	9,048
2015	7,656
2016	4,793
2017	4,103
2018	4,045
2019 - 2022	12,965

42,610